Securities (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Securities (Additional Textual) [Abstract]
Proceeds from sale of mortgage-backed securities available for sale	$ 8,800,000		$ 11,100,000
Realized gain on securities available for sale	647,000		872,000
Sales of securities held to maturity	0
Sales of securities available for sale and held to maturity		$ 0	$ 0
Mortgage-backed securities contractual maturities	15 years, or greater
Federal National Mortgage Association [Member]
Securities (Textual) [Abstract]
Number of Corporate Bond Securities not representing other than temporary impairment	13
Federal Home Loan Mortgage Corporation [Member]
Securities (Textual) [Abstract]
Number of Corporate Bond Securities not representing other than temporary impairment	5
Government-sponsored enterprises [Member]
Securities (Textual) [Abstract]
Number of Government Sponsored Securities not representing other than temporary impairment	2
Corporate bonds [Member]
Securities (Textual) [Abstract]
Number of Corporate Bond Securities not representing other than temporary impairment	1